Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Company’s Net Accounts Receivable

The Company’s net accounts receivable are as follows:

	As of December 31,
	2025	2024
Trade receivable	$929,466	$42,012
Less: allowance for expected credit losses	(552,741)	(41,734)
Accounts receivable, net	$376,725	$278

Schedule of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses for the years ended December 31, 2025 and 2024 was as follows:

	As of December 31,
	2025	2024
Balance at beginning of the year	$41,734	$42,357
Current period addition	543,912
Amounts written-off	(42,000)	-
Exchange differences	9,095	(623)
Balance at end of the year	$552,741	$41,734